Nature of Operations - Additional Information (Detail)	12 Months Ended
Dec. 31, 2018 MW
Nature of operations [line items]
Percentage of equity ownership interest	50.00%
VF Clean Energy Inc [member] | Power plant [member]
Nature of operations [line items]
Generation of Electricity	7.0